Note 28 - Business Combinations (Details Textual) - USD ($) $ in Millions		12 Months Ended
	Dec. 19, 2018	Dec. 31, 2018	Dec. 31, 2017
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		19.90%	19.90%
TenSpot Pesa Limited [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 9.5
Financial assets recognised as of acquisition date	2.0
Cash and cash equivalents recognised as of acquisition date	1.6
Difference between consideration transferred and net assets acquired, recognized as reduction of retained earnings	$ 9.9
Beijing Kunlun Tech [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired	33.77%